As Filed with the Securities and Exchange Commission on November 15, 1995.
                                                      1933 Act File No. 33-16435
                                                      1940 Act File No. 811-5453

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933            [X]
                        POST-EFFECTIVE AMENDMENT NO. 12          [X]
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        [X]
                                AMENDMENT NO. 13                 [X]

                        EATON VANCE EQUITY-INCOME TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
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                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                        -------------------------------
                        (Registrant's Telephone Number)

                              H. DAY BRIGHAM, JR.
                 24 Federal Street, Boston, Massachusetts 02110
                 ----------------------------------------------
                    (Name and Address of Agent for Service)




         It is proposed that this filing will become effective on November 15, 1995 pursuant to paragraph (b) of Rule 485.

         Pursuant to Rule 24f-2(b)(3) under the Investment Company Act of 1940, Registrant hereby terminates its declaration under Rule 24f-2 under the Securities Act of 1933. Registrant is concurrently filing a final Rule 24f-2 Notice.

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
                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 15th day of November, 1995.


                                   EATON VANCE EQUITY-INCOME TRUST


                                   By:       James B. Hawkes*
                                      ---------------------------------
                                             James B. Hawkes, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                    Title                      Date
          ---------                    -----                      ----
                                Trustee, President and
                                 Principal Executive
     James B. Hawkes*            Officer                   November 15, 1995
----------------------------
     James B. Hawkes
                                Treasurer and Principal
                                 Financial and
 /s/ James L. O'Connor           Accounting Officer        November 15, 1995
----------------------------
     James L. O'Connor

     Donald R. Dwight*          Trustee                    November 15, 1995
----------------------------
     Donald R. Dwight

     Samuel L. Hayes, III*      Trustee                    November 15, 1995
----------------------------
     Samuel L. Hayes, III

     Norton H Reamer*           Trustee                    November 15, 1995
----------------------------
     Norton H. Reamer

     John L. Thorndike*         Trustee                    November 15, 1995
----------------------------
     John L. Thorndike

     Jack L. Treynor*           Trustee                    November 15, 1995
----------------------------
     Jack L. Treynor


*By: /s/ H. Day Brigham, Jr.
----------------------------
         As Attorney-in-fact